Party-in-Interest Transactions (Details) - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses	$ 260,860	$ 235,951
Common Stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Dividends received	$ 111,954	$ 120,426